Note 3. Summary of Significant Accounting Policies: Loss Per Common Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	6 Months Ended
Nov. 30, 2012
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

	06/01/2012 to 11/30/2012	06/01/2011 to 11/30/2011

Loss available for common shareholder	$(20,043)	$(9,426)
Basic and fully diluted loss per share	$0	$0

Weighted average common shares outstanding - basic and diluted	4,766,698	4,766,698